Related parties - Key management personnel compensation (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Key management personnel compensation [Abstract]
Short-term employee benefits		₩ 27,591	₩ 23,972	₩ 23,468
Severance benefits		817	686	651
Share-based payment transactions	[1]	9,777	13,886	2,628
Key management personnel compensation		₩ 38,185	₩ 38,544	₩ 26,747

[1]	The expenses of share-based payment transactions are the renumeration expenses during the vesting period.